Offerings	Jun. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	40,899,555
Proposed Maximum Offering Price per Unit	60.00
Maximum Aggregate Offering Price	$ 2,453,973,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 338,893.71
Offering Note	(a) The Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers shares of Class A common stock, par value $0.0001 ("Class A common stock"). Amount represents 40,899,555 shares of Class A common stock reserved for future issuance under the Quantinuum Inc. 2026 Incentive Aware Plan (the "2026 Plan") as of the date of this Registration Statement. The number of shares of common stock available for issuance under the 2026 Plan will be subject to an annual increase on the first day of each calendar year beginning on and including January 1, 2027 and ending on and including January 1, 2036, equal to the lesser of (A) 5% of the aggregate number of shares of the Registrant's Class A common stock and Class B common stock, par value $0.0001 per share, outstanding on the final day of the immediately preceding calendar year and (B) such smaller number of shares as is determined by the Registrant's board of directors. To the extent (i) outstanding awards under the 2026 Plan or the 2023 Plan (as defined below) expire, lapse or are terminated, exchanged for or settled in cash, surrendered, repurchased, cancelled without having been fully exercised or forfeited or (ii) shares subject to outstanding 2026 Plan or 2023 Plan awards are delivered to the Company to satisfy the applicable tax withholding obligation with respect to the award, such shares of Class A common stock subject to such awards will be available for future issuance under the 2026 Plan. See footnote 2 below. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Class A common stock that may become issuable as a result of future stock splits, stock dividends or similar transactions without the receipt of consideration that increases the number of outstanding shares of Class A common stock. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A common stock of $60.00 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	3,656,720
Proposed Maximum Offering Price per Unit	60.00
Maximum Aggregate Offering Price	$ 219,403,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,299.58
Offering Note	(a) Amount represents 3,656,720 shares of Class A common stock issuable with respect to outstanding restricted stock and restricted stock unit awards granted under the Quantinuum Inc. Amended and Restated 2023 Equity Incentive Plan (the "2023 Plan"). To the extent outstanding awards under the 2023 Plan (i) expire, lapse or are terminated, exchanged for or settled in cash, surrendered, repurchased, cancelled without having been fully exercised or forfeited or (ii) are delivered to the Company to satisfy any applicable tax withholding obligation with respect to the award, such shares of Class A common stock subject to such awards will be available for future issuance under the 2026 Plan. See footnote 1 above. (b) See note 1 (b).